- Schedule of Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current expense	$ (115,195)	$ 84,827	$ 103,335
Deferred expense (benefit)	153,518	71,257	(16,654)
Tax credits	(5,179)	(10,845)	(7,112)
Amortization on qualified affordable housing tax credits	0	5,227	4,185
Tax benefits attributable to items charged to equity and goodwill	(866)	0	1,439
Total income tax expense	$ 32,278	$ 150,466	$ 85,193